UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7435

Smith Barney Allocation Series Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: January 31
Date of reporting period: January 31, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

SMITH BARNEY
ALLOCATION
SERIES INC.

ANNUAL REPORT | JANUARY 31, 2005

SELECT HIGH GROWTH PORTFOLIO

SELECT GROWTH PORTFOLIO

SELECT BALANCED PORTFOLIO

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

LETTER FROM THE CHAIRMAN

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the presidential election, the U.S. economy continued to expand during the period. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The advance estimate for fourth quarter GDP growth was 3.1%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30,

2004 — the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November and December 2004, bringing the target for the federal funds rate to 2.25%. On February 2, 2005, after the funds’ reporting period had ended, the Fed raised rates an additional 0.25% to 2.50%.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

During the 12-month period covered by this report, the U.S. stock market generated positive results, with the S&P 500 Indexiv returning 6.22%. During much of the period, stocks traded in a fairly narrow range, as the issues listed above caused many investors to remain on the sidelines. However, in late October 2004, equities in both the U.S. and abroad began to rally sharply. With the uncertainty of the presidential election behind them, coupled with falling oil prices, investors were drawn to the equity markets. The market’s ascent continued in November and December, before weakening and giving back some of its gains in January 2005.

Looking at the fiscal year as a whole, value-oriented stocks significantly outperformed their growth counterparts. In addition, small- and mid-capitalization stocks generally outperformed their larger brethren.

Please read on for a more detailed look at prevailing economic and market conditions during the funds’ fiscal year and to learn how those conditions have affected fund performance.

Special Shareholder Notice

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, Travelers Investment Adviser, Inc. (“TIA”), the investment manager to the funds, and currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. The transaction is subject to certain regulatory approvals and other customary conditions to closing. The transaction is expected to close this summer. The Board of Directors of Smith Barney Allocation Series Inc. will be considering proposals relating to TIA’s management of the funds. Any such proposals will require the approval of the Board of Directors of the funds and potentially, the shareholders of the funds.

1

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 23, 2005

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii
The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
2

THE SELECT HIGH GROWTH PORTFOLIO

Target Asset Allocation

The Select High Growth Portfolio seeks capital appreciation by investing a high percentage of its assets in aggressive equity funds.

The Target Asset Allocation set forth above represents an approximate mix of investments for the Select High Growth Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed, from time to time, upon the approval of the Smith Barney Allocation Series’ Board of Directors.

MANAGER OVERVIEW

Performance Review[1]

For the 12 months ended January 31, 2005, the Smith Barney Allocation Series Inc.—Select High Growth Portfolio returned 4.18%. The fund underperformed its unmanaged benchmarks, the S&P 500 Index,[i] the Russell 2000 Index,ii the MSCI EAFE Indexiii and the Citigroup High Yield Market Index,iv which returned 6.22%, 8.67%, 13.82% and 8.75%, respectively, for the same period. The Lipper Variable Multi-Cap Core Funds Category Average[2] was 6.61%.

PERFORMANCE SNAPSHOT AS OF JANUARY 31, 2005 (unaudited)

	6 Months	12 Months
Select High Growth Portfolio	10.56%	4.18%
S&P 500 Index	8.15%	6.22%
Russell 2000 Index	13.88%	8.67%
MSCI EAFE Index	15.81%	13.82%
Citigroup High Yield Market Index	7.95%	8.75%
Lipper Variable Multi-Cap Core Funds Category Average	9.77%	6.61%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Performance figures may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 145 funds for the six-month period and among the 144 funds for the 12-month period in the fund’s Lipper category and excluding sales charges.

[1]
The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub-accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.

[2]
Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended January 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 144 funds in the fund’s Lipper category.

3

Market Overview

For much of the period under review, the stock and bond markets moved in a fairly narrow range. For the first nine months of the period, in fact, the S&P 500 Index was practically unchanged — it fell 0.1% on a price-only basis, but returned 1.2% including dividends. Bonds also moved in a narrow range during that time, but outperformed stocks, finishing the first nine months of the period with a gain of 3.5% as measured by the Citigroup Broad Investment Grade (“BIG”) Bond Index.[v] During this time, markets were anticipating, and then reacting to, what Federal Reserve Boardvi Chairman Alan Greenspan referred to as the “soft patch” in the U.S. economy. Uncertainty about the outcome of the presidential election also contributed to investors’ uncertainty. In the final three months of the period, though, the stock market rallied strongly, with the S&P 500 Index gain ing 5.0% on a total return basis, versus a gain of just 0.8% for the Citigroup BIG Bond Index. For the twelve months as a whole, stocks slightly outperformed bonds, with the S&P 500 Index returning 6.22% and the Citigroup BIG Bond Index returning 4.29%. Ten-year U.S. Government bond yields ended the period exactly where they started, at 4.13%, although they got as low as 3.68% in March and as high as 4.87% in June.

Fund Performance[1]

The fund invests in a diversified group of Smith Barney mutual funds, which includes a variety of equity funds as well as a high yield bond fund. The equity funds produced a wide range of returns, with most lagging the S&P 500 Index. The best performer was the Smith Barney International All Cap Growth Fund, which benefited from the weakness of the U.S. dollar and gained 12.97%. The worst performer was the Smith Barney Large Cap Growth Fund, which lost 5.05% for the period. The only U.S. equity fund that outperformed the S&P 500 Index was the Smith Barney Small Cap Core Fund, which gained 8.61%. The Smith Barney High Income Fund gained 8.66% for the period, outperforming all but one of the equity funds.

Thank you for your investment in the Smith Barney Allocation Series Inc.—Select High Growth Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Steven Bleiberg
Portfolio Manager

February 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. Please refer to page 22 for a list and percentage breakdown of the fund’s holdings.

RISKS: Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
ii
The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

iii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
iv	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
[v]
The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.

vi
The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[1]	The Fund invests in the class Y shares of a selecation of Smith Barney Mutual Funds. Each of those funds also offer class A, B and C shares, which are subject to different fees and expenses
4

The Allocation Series Select High Growth Portfolio Breakdown (as of 1/31/05) (unaudited) As a Percentage of Total Investments

20% Smith Barney Small Cap Core Fund, Inc.
Top 5 Sectors
Financials
Industrials
Consumer Discretionary
Information Technology
Healthcare
0%* Repurchase Agreement
18% Smith Barney Investment Trust — Smith Barney Large Capitalization Growth Fund
Top 5 Sectors
Information Technology
Consumer Discretionary
Healthcare
Financials
Consumer Staples
10% Smith Barney Investment Funds Inc. — Smith Barney Hansberger Global Value Fund
Top 5 Sectors
Financials
Consumer Discretionary
Industrials
Information Technology
Healthcare
14% Smith Barney Aggressive Growth Fund Inc.
Top 5 Sectors
Healthcare
Consumer Discretionary
Energy
Financials
Information Technology
9% Smith Barney World Funds, Inc. — International All Cap Growth Portfolio
Top 5 Sectors
Financials
Consumer Discretionary
Information Technology
Healthcare
Industrials
5% Smith Barney Investment Trust — Smith Barney Mid Cap Core Fund
Top 5 Sectors
Consumer Discretionary
Information Technology
Financials
Industrials
Healthcare
6% Smith Barney Investment Funds Inc. — Smith Barney Small Cap Growth Fund
Top 5 Sectors
Information Technology
Healthcare
Industrials
Consumer Discretionary
Financials
4% Smith Barney Income Funds — Smith Barney High Income Fund
Top 5 Sectors
Industrials
Consumer Discretionary
Telecommunication Services
Energy
Utilities
5% Smith Barney Investment Series — SB Growth and Income Fund
Top 5 Sectors
Financials
Industrials
Information Technology
Consumer Discretionary
Healthcare
9% Smith Barney Funds, Inc. — Large Cap Value Fund
Top 5 Sectors
Financials
Consumer Discretionary
Information Technology
Energy
Industrials

* Amount represents less than 1%.
5

Average Annual Total Returns — Select High Growth Portfolio† (unaudited)

Year Ended 1/31/05	4.18%

Five Years Ended 1/31/05	(1.03)

2/5/97* through 1/31/05	5.01

Cumulative Total Return — Select High Growth Portfolio† (unaudited)

2/5/97* through 1/31/05	47.79%

†
Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

*	Commencement of operations.
6

Value of $10,000 Invested in the Select High Growth Portfolio vs. the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Citigroup High-Yield Market Index

February 5, 1997 — January 31, 2005 (unaudited)

The chart above represents a hypothetical illustration of $10,000 invested on February 5, 1997 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2005. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The Morgan Stanley Capital International (“MSCI”) EAFE Index is a composite index that consists of the equity total returns for Europe, Australasia and the Far East. The Citigroup High-Yield Market Index covers a significant portion of the below in vestment-grade U.S. corporate bond market. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

7

THE SELECT GROWTH PORTFOLIO

Target Asset Allocation

The Select Growth Portfolio seeks long-term growth of capital by investing primarily in funds containing the issues of more established companies.

The Target Asset Allocation set forth above represents an approximate mix of investments for the Select Growth Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed from time to time upon the approval of the Smith Barney Allocation Series’ Board of Directors.

MANAGER OVERVIEW

Performance Review[1]

For the 12 months ended January 31, 2005, the Smith Barney Allocation Series Inc.—Select Growth Portfolio returned 3.81%. In comparison, the fund’s unmanaged benchmarks, the S&P 500 Index,[i] the Russell 2000 Index,ii the MSCI EAFE Indexiii and the Lehman Brothers Government/Credit Bond Indexiv returned 6.22%, 8.67%, 13.82% and 3.97%, respectively, for the same period. The Lipper Variable Multi-Cap Core Funds Category Average[2] was 6.61%.

PERFORMANCE SNAPSHOT AS OF JANUARY 31, 2005 (unaudited)

	6 Months	12 Months
Select Growth Portfolio	8.73%	3.81%
S&P 500 Index	8.15%	6.22%
Russell 2000 Index	13.88%	8.67%
MSCI EAFE Index	15.81%	13.82%
Lehman Brothers Government/Credit Bond Index	4.02%	3.97%
Lipper Variable Multi-Cap Core Funds Category Average	9.77%	6.61%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Performance figures may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 145 funds for the six-month period and among the 144 funds for the 12-month period in the fund’s Lipper category and excluding sales charges.

[1]
The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub-accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.

[2]
Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended January 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the144 funds in the fund’s Lipper category.

8

Market Overview

For much of the period under review, the stock and bond markets moved in a fairly narrow range. For the first nine months of the period, in fact, the S&P 500 Index was practically unchanged — it fell 0.1% on a price-only basis, but returned 1.2% including dividends. Bonds also moved in a narrow range during that time, but outperformed stocks, finishing the first nine months of the period with a gain of 3.5% as measured by the Citigroup Broad Investment Grade (“BIG”) Bond Index.[v] During this time, markets were anticipating, and then reacting to, what Federal Reserve Boardvi Chairman Alan Greenspan referred to as the “soft patch” in the U.S. economy. Uncertainty about the outcome of the presidential election also contributed to investors’ uncertainty. In the final three months of the period, though, the stock market rallied strongly, with the S&P 500 Index gaining 5.0% on a total return basis, versus a gain of just 0.8% for the Citigroup BIG Bond Index. For the twelve months as a whole, stocks slightly outperformed bonds, with the S&P 500 Index returning 6.22% and the Citigroup BIG Bond Index returning 4.29%. Ten-year U.S. Government bond yields ended the period exactly where they started, at 4.13%, although they got as low as 3.68% in March and as high as 4.87% in June.

Fund Performance[1]

The fund invests in a diversified group of Smith Barney mutual funds, predominantly equity funds, but with a few fixed income funds as well. The equity funds had very mixed results for the year. The best performer was the Smith Barney International All Cap Growth Fund, which had a gain of 12.97%, partly driven by the weakness of the U.S. dollar, which boosts returns on foreign stocks for U.S. investors. The Smith Barney Small Cap Core Fund was up 8.61%, and the Smith Barney Hansberger Global Value Fund, which also includes some foreign stocks, was up 7.40%. But the Smith Barney Large Cap Growth Fund, which is the single largest position in the fund, was actually down 5.05%, and the Smith Barney Small Cap Growth Fund was up only 0.49%. The fixed income funds did quite well as a group. The Smith Barney High Income Fund was the second best performer after the Smith Barney International All Cap Growth Fund, with a gain of 8.66%, and the Smith Bar ney Investment Grade Bond Fund was up 7.05%, beating most of the equity funds as well.

Thank you for your investment in the Smith Barney Allocation Series Inc.—Select Growth Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Steven Bleiberg
Portfolio Manager

February 23, 2005

[1]	The Fund invests in the class Y shares of a selection of Smith Barney Mutual Funds. Each of those funds also offer class A, B and C shares, which are subject to different fees and expenses.
9

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. Please refer to page 23 for a list and percentage breakdown of the fund’s holdings.

RISKS: Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
ii
The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

iii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
iv	The Lehman Brothers Government/Credit Bond Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).
[v]
The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.

vi
The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

10

The Allocation Series Select Growth Portfolio Breakdown (as of 1/31/05) (unaudited) As a Percentage of Total Investments

9% Smith Barney Investment Funds Inc. — Smith Barney Investment Grade Bond Fund
Top 5 Industries
Finance
Banking
Oil & Gas
Electric
Insurance
8% Smith Barney Investment Series — SB Growth and Income Fund
Top 5 Sectors
Financials
Industrials
Information Technology
Consumer Discretionary
Healthcare
16% Smith Barney Funds, Inc. — Large Cap Value Fund
Top 5 Sectors
Financials
Consumer Discretionary
Information Technology
Energy
Industrials
10% Smith Barney Income Funds — Smith Barney High Income Fund
Top 5 Sectors
Industrials
Consumer Discretionary
Telecommunication Services
Energy
Utilities
18% Smith Barney Investment Trust — Smith Barney Large Capitalization Growth Fund
Top 5 Sectors
Information Technology
Consumer Discretionary
Healthcare
Financials
Consumer Staples
6% Smith Barney World Funds, Inc. — International All Cap Growth Portfolio
Top 5 Sectors
Financials
Consumer Discretionary
Information Technology
Healthcare
Industrials
4% Smith Barney Investment Funds Inc. — Smith Barney Government Securities Fund
Top 3 Sectors
U.S. Government Agency Obligations
U.S. Government Obligations
Collateralized Mortgage Obligations
7% Smith Barney Small Cap Core Fund, Inc.
Top 5 Sectors
Financials
Industrials
Consumer Discretionary
Information Technology
Healthcare
6% Smith Barney Investment Funds Inc. — Smith Barney Small Cap Growth Fund
Top 5 Sectors
Information Technology
Healthcare
Industrials
Consumer Discretionary
Financials
6% Smith Barney Aggressive Growth Fund Inc.
Top 5 Sectors
Healthcare
Consumer Discretionary
Energy
Financials
Information Technology
5% Smith Barney Investment Trust — Smith Barney Mid Cap Core Fund
Top 5 Sectors
Consumer Discretionary
Information Technology
Financials
Industrials
Healthcare
5% Smith Barney Investment Funds Inc. — Smith Barney Hansberger Global Value Fund
Top 5 Sectors
Financials
Consumer Discretionary
Industrials
Information Technology
Healthcare

11

Average Annual Total Returns — Select Growth Portfolio† (unaudited)

Year Ended 1/31/05	3.81%

Five Years Ended 1/31/05	0.05

2/5/97* through 1/31/05	4.70

Cumulative Total Return — Select Growth Portfolio† (unaudited)

2/5/97* through 1/31/05	44.28%

†
Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

*	Commencement of operations.
12

Value of $10,000 Invested in the Select Growth Portfolio vs. the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Lehman Brothers Government/Credit Bond Index

February 5, 1997 — January 31, 2005 (unaudited)

The chart above represents a hypothetical illustration of $10,000 invested on February 5, 1997 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2005. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The Morgan Stanley Capital International (“MSCI”) EAFE Index is a composite index that consists of equity total returns for Europe, Australasia and the Far East. The Lehman Brothers Government/Credit Bond Index is a combination of publicly issued i ntermediate- and long-term U.S. government bonds and corporate bonds. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

13

THE SELECT BALANCED PORTFOLIO

Target Asset Allocation

The Select Balanced Portfolio seeks a balance of capi-tal growth and income by placing equal emphasis on funds investing in stocks and bonds.

The Target Asset Allocation set forth above represents an approximate mix of investments for the Select Balanced Portfolio. The allocation and investment mix of the fund may vary depending upon market con-ditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed, from time to time, upon the approval of the Smith Barney Allocation Series’ Board of Directors.

MANAGER OVERVIEW

Performance Review[1]

For the 12 months ended January 31, 2005, the Smith Barney Allocation Series Inc.—Select Balanced Portfolio returned 3.88%. In comparison, the fund’s un-managed benchmarks, the S&P 500 Index,[i] the Lehman Brothers Government/Credit Bond Index,ii the Citigroup World Government Bond Indexiii and the Citigroup One-Year U.S. Treasury Bill Index,iv returned 6.22%, 3.97%, 8.51% and 0.70%, respectively, for the same period. The Lipper Variable Balanced Funds Category Average[2] was 5.68%.

PERFORMANCE SNAPSHOT AS OF JANUARY 31, 2005 (unaudited)

	6 Months	12 Months
Select Balanced Portfolio	6.12%	3.88%
S&P 500 Index	8.15%	6.22%
Lehman Brothers Government/Credit Bond Index	4.02%	3.97%
Citigroup World Government Bond Index	11.05%	8.51%
Citigroup One-Year U.S. Treasury Bill Index	0.49%	0.70%
Lipper Variable Balanced Funds Category Average	7.20%	5.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Performance figures may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 92 funds for the six-month period and among the 91 funds for the 12-month period in the fund’s Lipper category and excluding sales charges.

[1]
The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub-accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.

[2]
Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended January 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 91 funds in the fund’s Lipper category.

14

Market Overview

For much of the period under review, the stock and bond markets moved in a fairly narrow range. For the first nine months of the period, in fact, the S&P 500 Index was practically unchanged — it fell 0.1% on a price-only basis, but returned 1.2% including dividends. Bonds also moved in a narrow range during that time, but outperformed stocks, finishing the first nine months of the period with a gain of 3.5% as measured by the Citigroup Broad Investment Grade (“BIG”) Bond Index.[v] During this time, markets were anticipating, and then reacting to, what Federal Reserve Boardvi Chairman Alan Greenspan referred to as the “soft patch” in the U.S. economy. Uncertainty about the outcome of the presidential election contributed to investors’ uncertainty. In the final three months of the period, though, the stock market rallied strongly, with the S&P 500 Index gaining 5.0% on a total return basis, versus a gain of just 0.8% for the Citigroup BIG Bond Index. For the twelve months as a whole, stocks slightly outperformed bonds, with the S&P 500 Index returning 6.22% and the Citigroup BIG Bond Index returning 4.29%. Ten-year U.S. Government bond yields ended the period exactly where they started, at 4.13%, although they got as low as 3.68% in March and as high as 4.87% in June.

Fund Performance[1]

The fund invests in a diversified group of Smith Barney mutual funds, which includes some equity funds and some fixed income funds. Reflecting the narrow difference between the returns for the stock and bond markets during the period, there was a similarly narrow range of returns across most of the sub-funds within the fund. The best performer was the Smith Barney International All Cap Growth Fund, which benefited from the weakness of the U.S. dollar, gaining 12.97% for the period. The U.S. equity funds lagged the S&P 500 Index, generating returns ranging from 6.48% in the Smith Barney Appreciation Fund to 0.61% in the Smith Barney Fundamental Value Fund. On the fixed income side, returns ranged from a high of 6.91% in the Smith Barney Diversified Strategic Income Fund to a low of -0.52% for the SB Convertible Fund and 1.36% for the Smith Barney Short-Term Investment Grade Bond Fund.

Thank you for your investment in the Smith Barney Allocation Series Inc. — Select Balanced Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Steven Bleiberg
Portfolio Manager

February 23, 2005

[1]	The Fund invests in the class Y shares of a selection of Smith Barney Mutual Funds. Each of those funds also offer class A, B and C shares, which are subject to different fees and expenses.
15

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. Please refer to page 24 for a list and percentage breakdown of the fund’s holdings.

RISKS: Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
ii	The Lehman Brothers Government/Credit Bond Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).
iii	The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries.
iv	The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity.
[v]
The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.

vi
The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

16

The Allocation Series Select Balanced Portfolio Breakdown (as of 1/31/05) (unaudited) As a Percentage of Total Investments

14% Smith Barney Income Funds — Smith Barney Diversified Strategic Income Fund
Top 5 Sectors
Corporate Bonds & Notes & Convertible Corporate Notes
U.S. Government Agency Obligations
Repurchase Agreements
Emerging Markets Debt
Asset-Backed Securities
0%* Repurchase Agreement
10% Smith Barney Managed Governments Fund Inc.
Top 3 Sectors
Mortgage-Backed Securities
Repurchase Agreements
U.S. Treasury Notes
10% Smith Barney Income Funds — SB Convertible Fund
Top 5 Sectors
Information Technology
Financials
Healthcare
Industrials
Consumer Discretionary
9% Smith Barney Investment Funds Inc. — Smith Barney Government Securities Fund
Top 3 Sectors
U.S. Government Agency Obligations
U.S. Government Obligations
Collateralized Mortgage Obligations
13% Smith Barney Appreciation Fund Inc.
Top 5 Sectors
Financials
Industrials
Consumer Discretionary
Repurchase Agreements
Information Technology
13% Smith Barney Fundamental Value Fund Inc.
Top 5 Sectors
Information Technology
Financials
Consumer Discretionary
Healthcare
Materials
5% Smith Barney Investment Trust — Smith Barney Large Capitalization Growth Fund
Top 5 Sectors
Information Technology
Consumer Discretionary
Healthcare
Financials
Consumer Staples
5% Smith Barney World Funds, Inc. — International All Cap Growth Portfolio
Top 5 Sectors
Financials
Consumer Discretionary
Information Technology
Healthcare
Industrials
4% Smith Barney Funds, Inc. — Large Cap Value Fund
Top 5 Sectors
Financials
Consumer Discretionary
Information Technology
Energy
Industrials
13% Smith Barney Investment Series — SB Growth and Income Fund
Top 5 Sectors
Financials
Industrials
Information Technology
Consumer Discretionary
Healthcare
4% Smith Barney Funds, Inc. — Short-Term Investment Grade Bond Fund
Top 5 Sectors
Financials
Collateralized Mortgage Obligations
U.S. Government Obligations & Agencies
Consumer Staples
Consumer Discretionary

* Amount represents less than 1%.
17

Average Annual Total Returns — Select Balanced Portfolio† (unaudited)

Year Ended 1/31/05	3.88%

Five Years Ended 1/31/05	4.66

2/5/97* through 1/31/05	6.29

Cumulative Total Return — Select Balanced Portfolio† (unaudited)

2/5/97* through 1/31/05	62.79%

†
Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

*	Commencement of operations.
18

Value of $10,000 Invested in the Select Balanced Portfolio vs. the S&P 500 Index, Lehman Brothers Government/Credit Bond Index, Citigroup World Government Bond Index and Citigroup One-Year U.S. Treasury Bill Index

February 5, 1997 — January 31, 2005 (unaudited)

The chart above represents a hypothetical illustration of $10,000 invested on February 5, 1997 (commencement of operations) assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2005. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Lehman Brothers Government/Credit Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. The Citigroup One-Year U.S. Treasury Bill Index consists of one one-year United States Treasury Bill whose return is tracked until its maturity. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

19

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2004 and held for the six months ended January 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

Select High Growth Portfolio	10.56%	$1,000.00	$1,105.60	0.35%	$1.85

Select Growth Portfolio	8.73	1,000.00	1,087.30	0.35	1.84

Select Balanced Portfolio	6.12	1,000.00	1,061.20	0.35	1.81

(1)	For the six months ended January 31, 2005.
(2)
Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(3)
Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

20

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

Select High Growth Portfolio	5.00%	$1,000.00	$1,023.38	0.35%	$1.78

Select Growth Portfolio	5.00	1,000.00	1,023.38	0.35	1.78

Select Balanced Portfolio	5.00	1,000.00	1,023.38	0.35	1.78

(1)	For the six months ended January 31, 2005.
(2)
Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

21

The Select High Growth Portfolio Schedule of Investments	January 31, 2005

Shares	Description	Value

Underlying Funds — 99.6%
148,015	Smith Barney Aggressive Growth Fund Inc.	$14,181,314
544,857	Smith Barney Funds, Inc. - Large Cap Value Fund	8,537,909
641,234	Smith Barney Income Funds - Smith Barney High Income Fund	4,520,700
777,428	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	9,888,879
627,737	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	6,440,581
313,344	Smith Barney Investment Series - SB Growth and Income Fund	4,684,494
830,723	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	18,126,380
210,035	Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund	4,694,273
1,246,186	Smith Barney Small Cap Core Fund, Inc.	20,312,830
626,213	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	8,516,503

	Total Underlying Funds (Cost — $92,121,683)	99,903,863

Face Amount

Repurchase Agreement — 0.2%
$260,000	Interest in $1,174,865,000 joint tri-party repurchase agreement dated 1/31/05 with UBS Securities LLC, 2.500% due 2/1/05; Proceeds at maturity — $260,018; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value — $265,201) (Cost — $260,000)	260,000

	Total Investments — 99.8% (Cost — $92,381,683*)	100,163,863
	Other Assets in Excess of Liabilities — 0.2%	154,048
	Total Net Assets — 100.0%	$100,317,911

* Aggregate cost for federal income tax purposes is $93,628,421.

See Notes to Financial Statements.
22

The Select Growth Portfolio Schedule of Investments	January 31, 2005

Shares	Description	Value

Underlying Funds — 99.5%
99,613	Smith Barney Aggressive Growth Fund Inc.	$9,543,936
1,639,833	Smith Barney Funds, Inc. - Large Cap Value Fund	25,696,189
2,268,429	Smith Barney Income Funds - Smith Barney High Income Fund	15,992,420
699,058	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	6,934,654
673,960	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	8,572,773
1,100,940	Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund	14,345,253
840,923	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	8,627,864
843,739	Smith Barney Investment Series - SB Growth and Income Fund	12,613,894
1,288,814	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	28,121,928
316,792	Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund	7,080,300
673,375	Smith Barney Small Cap Core Fund, Inc.	10,976,018
699,287	Smith Barney World Funds, Inc.- International All Cap Growth Portfolio	9,510,302

	Total Investments — 99.5% (Cost — $155,591,753*)	158,015,531
	Other Assets in Excess of Liabilities — 0.5%	788,352
	Total Net Assets — 100.0%	$158,803,883

* Aggregate cost for federal income tax purposes is $157,240,097.

See Notes to Financial Statements.
23

The Select Balanced Portfolio Schedule of Investments	January 31, 2005

Shares	Description	Value

Underlying Funds — 99.6%
2,404,190	Smith Barney Appreciation Fund Inc.	$34,788,636
2,341,696	Smith Barney Fundamental Value Fund Inc.	34,867,854
640,547	Smith Barney Funds, Inc. - Large Cap Value Fund	10,037,370
2,509,508	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	10,514,840
1,584,968	Smith Barney Income Funds - SB Convertible Fund	27,752,795
5,448,094	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	37,918,735
2,504,570	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	24,845,330
2,344,540	Smith Barney Investment Series - SB Growth and Income Fund	35,050,880
610,268	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	13,316,057
2,071,130	Smith Barney Managed Governments Fund Inc.	26,241,214
907,710	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	12,344,860

	Total Underlying Funds (Cost — $253,772,119)	267,678,571

Face Amount

Repurchase Agreement — 0.5%
$1,341,000	Interest in $1,174,865,000 joint tri-party repurchase agreement dated 1/31/05 with UBS Securities LLC,
	2.500% due 2/1/05; Proceeds at maturity — $1,341,093; (Fully collateralized by various U.S.
	Government Agency Obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value — $1,367,824)
	(Cost — $1,341,000)	1,341,000

	Total Investments — 100.1% (Cost — $255,113,119*)	269,019,571
	Liabilities in Excess of Other Assets — (0.1)%	(149,927)
	Total Net Assets — 100.0%	$268,869,644

* Aggregate cost for federal income tax purposes is $258,530,963.

See Notes to Financial Statements.
24

Statements of Assets and Liabilities	January 31, 2005

	Select High Growth Portfolio	Select Growth Portfolio	Select Balanced Portfolio

Assets:
Investments, at cost	$92,381,683	$155,591,753	$255,113,119

Investments, at value	$100,163,863	$158,015,531	$269,019,571
Cash	215	—	617
Receivable for securities sold	300,000	1,000,000	—
Receivable for Fund shares sold	5,030	—	—
Dividends and interest receivable	18	—	11,950

Total Assets	100,469,126	159,015,531	269,032,138

Liabilities:
Payable for Fund shares reacquired	123,472	83,882	86,382
Management fees payable	27,743	44,630	76,112
Due to Custodian	—	83,136	—

Total Liabilities	151,215	211,648	162,494
Total Net Assets	$100,317,911	$158,803,883	$268,869,644
Net Assets:
Par value of shares of beneficial interest (Note 4)	$8,321	$15,566	$22,962
Capital paid in excess of par value	122,902,954	197,921,078	278,215,664
Undistributed net investment income	—	122,813	363,256
Accumulated net realized loss from investment transactions	(30,375,544)	(41,679,352)	(23,638,690)
Net unrealized appreciation of investments	7,782,180	2,423,778	13,906,452
Total Net Assets	$100,317,911	$158,803,883	$268,869,644
Shares Outstanding	8,321,296	15,565,719	22,962,072

Net Asset Value	$12.06	$10.20	$11.71

See Notes to Financial Statements.
25

Statements of Operations	For the Year Ended January 31, 2005

	Select High Growth Portfolio	Select Growth Portfolio	Select Balanced Portfolio

Investment Income:
Income distributions from Underlying Funds	$737,047	$3,066,200	$7,244,403
Interest	6,374	9,994	21,238

Total Investment Income	743,421	3,076,194	7,265,641

Expenses:
Management fees (Note 2)	358,746	570,528	939,953

Total Expenses	358,746	570,528	939,953

Less: Management fee waiver (Notes 2 and 7)	(1,741)	(1,741)	(2,952)

Net Expenses	357,005	568,787	937,001

Net Investment Income	386,416	2,507,407	6,328,640

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3)
Realized Gain (Loss) From:
Realized Loss from Sale of Underlying Funds	(3,932,389)	(10,917,064)	(8,324,133)
Capital gain distributions from Underlying Funds	894,632	1,059,990	1,508,888

Net Realized Loss	(3,037,757)	(9,857,074)	(6,815,245)

Net Change in Unrealized Appreciation/Depreciation of Underlying Funds	6,417,509	13,040,991	10,553,143

Net Gain on Investments	3,379,752	3,183,917	3,737,898
Increase in Net Assets From Operations	$3,766,168	$5,691,324	$10,066,538

See Notes to Financial Statements.
26

Statements of Changes in Net Assets	For the Years Ended January 31,

Select High Growth Portfolio	2005	2004

Operations:
Net investment income	$386,416	$479,531
Net realized loss	(3,037,757)	(13,239,217)
Net change in unrealized appreciation/depreciation of underlying funds	6,417,509	48,491,688

Increase in Net Assets From Operations	3,766,168	35,732,002

Distributions to Shareholders From (Note 1):
Net investment income	(395,675)	(579,687)

Decrease in Net Assets From Distributions to Shareholders	(395,675)	(579,687)

Fund Share Transactions (Note 4):
Net proceeds from sale of shares	1,890,403	2,376,335
Net asset value of shares issued for reinvestment of distributions	395,675	579,687
Cost of shares reacquired	(15,494,297)	(14,752,973)

Decrease in Net Assets From Fund Share Transactions	(13,208,219)	(11,796,951)

Increase (Decrease) in Net Assets	(9,837,726)	23,355,364

Net Assets:
Beginning of year	110,155,637	86,800,273
End of year*	$100,317,911	$110,155,637
* Includes undistributed net investment income of:	—	$663

See Notes to Financial Statements.
27

Statements of Changes in Net Assets	For the Years Ended January 31,

Select Growth Portfolio	2005	2004

Operations:
Net investment income	$2,507,407	$2,617,317
Net realized loss	(9,857,074)	(20,583,478)
Net change in unrealized appreciation/depreciation of underlying funds	13,040,991	65,803,561

Increase in Net Assets From Operations	5,691,324	47,837,400

Distributions to Shareholders From:
Net investment income	(2,539,125)	(2,566,221)

Decrease in Net Assets From Distributions to Shareholders	(2,539,125)	(2,566,221)

Fund Share Transactions (Note 4):
Net proceeds from sale of shares	2,336,048	2,480,901
Net asset value of shares issued for reinvestment of distributions	2,539,125	2,566,221
Cost of shares reacquired	(22,864,397)	(22,460,166)

Decrease in Net Assets From Fund Share Transactions	(17,989,224)	(17,413,044)

Increase (Decrease) in Net Assets	(14,837,025)	27,858,135
Net Assets:
Beginning of year	173,640,908	145,782,773
End of year*	$158,803,883	$173,640,908
* Includes undistributed net investment income of:	$122,813	$154,531

See Notes to Financial Statements.
28

Statements of Changes in Net Assets	For the Years Ended January 31,

Select Balanced Portfolio	2005	2004

Operations:
Net investment income	$6,328,640	$6,938,598
Net realized loss	(6,815,245)	(6,035,340)
Net change in unrealized appreciation/depreciation of underlying funds	10,553,143	52,116,923

Increase in Net Assets From Operations	10,066,538	53,020,181

Distributions to Shareholders From (Note 1):
Net investment income	(6,362,465)	(6,541,517)

Decrease in Net Assets From Distributions to Shareholders	(6,362,465)	(6,541,517)

Fund Share Transactions (Note 4):
Net proceeds from sale of shares	15,681,080	10,012,037
Net asset value of shares issued for reinvestment of distributions	6,362,465	6,541,517
Cost of shares reacquired	(29,506,783)	(32,302,660)

Decrease in Net Assets From Fund Share Transactions	(7,463,238)	(15,749,106)

Increase (Decrease) in Net Assets	(3,759,165)	30,729,558

Net Assets:
Beginning of year	272,628,809	241,899,251
End of year*	$268,869,644	$272,628,809
* Includes undistributed net investment income of:	$363,256	$397,081

See Notes to Financial Statements.
29

Financial Highlights

For a share of capital stock outstanding throughout each year ended January 31:

Select High Growth Portfolio	2005		2004	2003	2002(1)	2001(1)

Net Asset Value, Beginning of Year	$11.62		$8.07	$10.72	$14.23	$15.16

Income (Loss) From Operations:
Net investment income (2)	0.05		0.05	0.04	0.08	0.65
Net realized and unrealized gain (loss)	0.44		3.56	(2.58)	(2.37)	(0.84)

Total Income (Loss) From Operations	0.49		3.61	(2.54)	(2.29)	(0.19)

Less Distributions From:
Net investment income	(0.05)		(0.06)	(0.11)	(0.63)	(0.39)
Net realized gains	—		—	—	(0.59)	(0.35)

Total Distributions	(0.05)		(0.06)	(0.11)	(1.22)	(0.74)

Net Asset Value, End of Year	$12.06		$11.62	$8.07	$10.72	$14.23

Total Return(3)	4.18%		44.79%	(23.69)%	(16.39)%	(1.33)%

Net Assets, End of Year (000s)	$100,318		$110,156	$86,800	$135,573	$182,570

Ratios to Average Net Assets:
Expenses	0.35	%(4)	0.35%	0.35%	0.35%	0.35%
Net investment income	0.38		0.50	0.32	0.66	4.33

Portfolio Turnover Rate	4%		2%	1%	5%	7%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)
Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers the total return would have been lower.

(4)	The investment manager waived a portion of its management fee for the year ended January 31, 2005. The actual expense ratio did not change due to this waiver.

See Notes to Financial Statements.
30

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended January 31:

Select Growth Portfolio	2005		2004	2003(1)	2002(1)	2001(1)

Net Asset Value, Beginning of Year	$9.98		$7.47	$11.29	$13.03	$13.80

Income (Loss) From Operations:
Net investment income(2)	0.16		0.15	0.16	0.26	0.58
Net realized and unrealized gain (loss)	0.22		2.51	(2.20)	(2.00)	(0.55)

Total Income (Loss) From Operations	0.38		2.66	(2.04)	(1.74)	0.03

Less Distributions From:
Net investment income	(0.16)		(0.15)	(1.15)	—	(0.37)
Net realized gains	—		—	(0.63)	—	(0.43)

Total Distributions	(0.16)		(0.15)	(1.78)	—	(0.80)

Net Asset Value, End of Year	$10.20		$9.98	$7.47	$11.29	$13.03

Total Return(3)	3.81%		35.66%	(18.04)%	(13.35)%	0.22%

Net Assets, End of Year (000s)	$158,804		$173,641	$145,783	$211,500	$272,426

Ratios to Average Net Assets:
Expenses	0.35	%(4)	0.35%	0.35%	0.35%	0.35%
Net investment income	1.54		1.67	1.66	2.21	4.29

Portfolio Turnover Rate	5%		0%	3%	6%	4%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)
Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waiver. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(4)	The investment manager waived a portion of its management fee for the year ended January 31, 2005. The actual expense ratio did not change due to this waiver.

See Notes to Financial Statements.
31

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended January 31:

Select Balanced Portfolio	2005		2004	2003	2002(1)	2001(1)

Net Asset Value, Beginning of Year	$11.54		$9.59	$11.02	$12.35	$12.13

Income (Loss) From Operations:
Net investment income(2)	0.28		0.30	0.34	0.43	0.60
Net realized and unrealized gain (loss)	0.17		1.93	(1.04)	(1.00)	0.52

Total Income (Loss) From Operations	0.45		2.23	(0.70)	(0.57)	1.12

Less Distributions From:
Net investment income	(0.28)		(0.28)	(0.70)	(0.42)	(0.40)
Net realized gains	—		—	—	(0.34)	(0.50)
Capital	—		—	(0.03)	—	—

Total Distributions	(0.28)		(0.28)	(0.73)	(0.76)	(0.90)

Net Asset Value, End of Year	$11.71		$11.54	$9.59	$11.02	$12.35

Total Return(3)	3.88%		23.35%	(6.21)%	(4.62)%	9.57%

Net Assets, End of Year (000s)	$268,870		$272,629	$241,899	$291,485	$228,352

Ratios to Average Net Assets:
Expenses	0.35	%(4)	0.35%	0.35%	0.35%	0.35%
Net investment income	2.36		2.76	2.51	3.77	4.90

Portfolio Turnover Rate	17%		0%*	7%	10%	1%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)
Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(4)	The investment manager waived a portion of its management fee for the year ended January 31, 2005. The actual expense ratio did not change due to this waiver.

*	Amount represents less than 1%.

See Notes to Financial Statements.
32

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Select High Growth, Select Growth and Select Balanced Portfolios (“Fund(s)”) are separate investment funds of the Smith Barney Allocation Series Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Funds. The Funds invest in other mutual funds (“Underlying Funds”) managed by Smith Barney Fund Management LLC, (“SBFM”) an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”). Shares of the Funds are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (‘’GAAP’’). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income.  Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income and short-term capital gains from underlying funds are recorded on the ex-dividend date as investment income. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to Shareholders. Dividends from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

During the current year, the following reclassifications have been made:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital

Select High Growth Portfolio	8,596	—	(8,596)

Reclassifications are primarily due to a taxable overdistribution and distributions paid in connection with the redemption of Fund shares.

2. Management Agreement and Other Transactions

Travelers Investment Adviser, Inc. (“TIA”), another indirect wholly-owned subsidiary of Citigroup, acts as the investment manager for the Funds. Each Fund pays TIA a monthly fee calculated at an annual rate of 0.35% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. From this fee, all expenses of the Funds are deducted, except for extraordinary expenses. If expenses exceed the 0.35% fee, this amount is paid on behalf of the Funds by TIA. In addition, the Funds paid management fees and administration fees to SBFM, an affiliate of TIA, indirectly as a shareholder in the Underlying Funds. These management fees and administration fees range from 0.45% to 0.95% of the average daily net assets of the Underlying Funds.

For the year ended January 31, 2005, TIA voluntarily waived $1,741, $1,741 and $2,952 of its fee from Select High Growth Portfolio, Select Growth Portfolio and Select Balanced Portfolio, respectively.

Citicorp Trust Bank, fsb. (“CTB”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended January 31, 2005, TIA paid, for each Fund, transfer agent fees of $5,000 to CTB.

All officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

33

Notes to Financial Statements (continued)

3. Investments During the year ended January 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales

Select High Growth Portfolio	$4,096,522	$15,915,508
Select Growth Portfolio	8,396,652	25,502,092
Select Balanced Portfolio	45,113,578	51,320,728

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Select High Growth Portfolio	$18,779,095	$(12,243,653)	$6,535,442
Select Growth Portfolio	19,296,866	(18,521,432)	775,434
Select Balanced Portfolio	17,360,091	(6,871,483)	10,488,608

4. Capital Shares At January 31, 2005, the Company had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares for each Fund were as follows:

	Year Ended January 31, 2005	Year Ended January 31, 2004

SELECT HIGH GROWTH PORTFOLIO
Shares sold	163,000	230,138
Shares issued on reinvestment	31,884	52,765
Shares reacquired	(1,350,564)	(1,564,128)

Net Decrease	(1,155,680)	(1,281,225)

SELECT GROWTH PORTFOLIO
Shares sold	235,146	270,219
Shares issued on reinvestment	244,697	265,436
Shares reacquired	(2,309,145)	(2,665,533)

Net Decrease	(1,829,302)	(2,129,878)

SELECT BALANCED PORTFOLIO
Shares sold	1,365,616	925,677
Shares issued on reinvestment	537,239	579,921
Shares reacquired	(2,557,834)	(3,110,961)

Net Decrease	(654,979)	(1,605,363)

34

Notes to Financial Statements (continued)

5. Income Tax Information and Distributions to Shareholders The tax character of distributions paid during the fiscal year ended January 31, 2005 were as follows:

	Select High Growth Portfolio	Select Growth Portfolio	Select Balanced Portfolio

Distributions paid from:
Ordinary Income	$395,675	$2,539,125	$6,362,465

Total Distributions Paid	$395,675	$2,539,125	$6,362,465

The tax character of distributions paid during the fiscal year ended January 31, 2004 were as follows:

	Select High Growth Portfolio	Select Growth Portfolio	Select Balanced Portfolio

Distributions paid from:
Ordinary Income	$579,687	$2,566,221	$6,541,517

Total Distributions Paid	$579,687	$2,566,221	$6,541,517

As of January 31, 2005, the components of accumulated earnings on a tax basis were as follows:

	Select High Growth Portfolio	Select Growth Portfolio	Select Balanced Portfolio

Undistributed ordinary income	$—	$122,813	$363,256

Total undistributed earnings	—	122,813	363,256
Capital loss carryforward (1)	(21,472,426)	(39,728,555)	(20,220,846)
Other book/tax temporary differences(2)	(7,656,380)	(302,453)	—
Unrealized appreciation (3)	6,535,442	775,434	10,488,608

Total accumulated losses	$(22,593,364)	$(39,132,761)	$(9,368,982)

(1)
During the taxable year ended January 31, 2005, Select High Growth Portfolio utilized $4,537,037 of its capital loss carryforward available from prior years. As of January 31, 2005, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Select High Growth Portfolio	Select Growth Portfolio	Select Balanced Portfolio

1/31/2008	—	—	$172,699
1/31/2009	—	—	24,693
1/31/2010	$719,399	$1,224,604	2,751,379
1/31/2011	6,472,615	6,918,474	1,181,702
1/31/2012	14,280,412	21,145,991	9,017,554
1/31/2013	—	10,439,486	7,072,819

	$21,472,426	$39,728,555	$20,220,846

These amounts will be available to offset any future taxable capital gains.

(2)	Other book/tax temporary differences are attributable primarily to the deferral of post-October capital losses for tax purposes.

(3)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
35

Notes to Financial Statements (continued)

6. Recent Developments

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TIA, the investment manager to the Funds, and currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife.

The transaction is subject to certain regulatory approvals and other customary conditions to closing. The transaction is expected to close this summer.

The Company’s Board of Directors will be considering proposals relating to TIA’s management of the Funds. Any such proposals will require the approval of the Board of Directors of the Funds and potentially, the shareholders of the Funds.

7. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

36

Notes to Financial Statements (continued)

8. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Funds, and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

37

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors of
Smith Barney Allocation Series Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Select High Growth, Select Growth and Select Balanced Portfolios (“Portfolios”) of Smith Barney Allocation Series Inc. as of January 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Select High Growth, Select Growth and Select Balanced Portfolios of Smith Barney Allocation Series Inc. as of January 31, 2005, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York March 21, 2005
38

Additional Information (unaudited)

Information about Directors and Officers

The business and affairs of the Smith Barney Allocation Series Inc. (“Company”) are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Company Directors and is available, without charge, upon request by calling the Company’s transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Non-Interested Directors:

H. John Ellis 858 East Crystal Downs Drive Frankfort, MI 49635 Birth Year: 1927	Director	Since 1996	Retired	24	None

Armon E. Kamesar 7328 Country Club Drive La Jolla, CA 92037 Birth Year: 1927	Director	Since 1995	Chairman, TEC International; Trustee, US Bankruptcy Court	24	None

Stephen E. Kaufman Stephen E. Kaufman PC Co. 277 Park Avenue, 47th Floor New York, NY10172 Birth Year: 1932	Director	Since 1995	Attorney	51	None

John J. Murphy 123 Prospect Street Ridgewood, NJ 07450 Birth Year: 1944	Director	Since 2002	President, Murphy Capital Management	24	Barclays International Funds Group Ltd. and affiliated companies

Interested Director:

R. Jay Gerken, CFA** Citigroup Asset Management (“CAM”) 399 Park Avenue, 4th Floor New York, NY 10022 Birth Yeaar: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Citigroup Global Markets Inc. (“CGM”); Chairman, President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”), Travelers Investment Adviser, Inc. (“TIA”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. (“Citigroup”); Formerly, Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2000)	219	None
39

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Officers:

Andrew B. Shoup CAM 125 Broad Street, 11th Floor New York, NY 10004 Birth Year:1956	Senior Vice President and Chief Administrative Officer	Since 2003	Director of CAM; Senior Vice
President and Chief
Administrative Officer of mutual
funds associated with Citigroup;
Treasurer of certain mutual
funds associated with Citigroup;
Head of International Funds
Administration of CAM (from
2001 to 2003); Director of
Global Funds Administration of
CAM (from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM (from
1998 to 2000)
				N/A	N/A

Robert J. Brault CAM 125 Broad Street, 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004	Director of CGM; Chief Financial
Officer and Treasurer of certain
mutual funds associated with
Citigroup; Director of Internal
Control for CAM U.S. Mutual
Fund Administration (from 2002
to 2004); Director of Project
Management & Information
Systems for CAM U.S. Mutual
Fund Administration (from 2000
to 2002); Vice President of
Mutual Fund Administration at
Investors Capital Services (from
1999 to 2000)
				N/A	N/A

Steven Bleiberg CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1959	Vice President and Investment Officer	Since 2003	Managing Director of CAM; Managing Director and Chairman of the Global Equity Strategy Group, Credit Suisse Asset Management (from 1991 to 2003)	N/A	N/A
40

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Andrew Beagley CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1962	Chief Anti- Money Laundering Compliance Officer	Since 2002	Director of CGM (since 2000); Director of Compliance, North America, CAM (since 2000); Chief Anti-Money Laundering Compliance Officer and Vice President of certain mutual	N/A	N/A
Chief Compliance Officer	Since 2004	funds associated with
Citigroup; Director of
Compliance, Europe, the
Middle East and Africa,
CAM (from 1999 to 2000);
Chief Compliance Officer,
SBFM, CFM, TIA, Salomon
Brothers Asset Management
Limited, Smith Barney Global
Capital Management Inc.

Robert I. Frenkel CAM 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for CAM and its predecessor (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Citigroup	N/A	N/A

————
*	Each Director and officer serves until his or her successor has been duly elected and qualified.
**	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
41

Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2005

	Select High Growth Portfolio	Select Growth Portfolio		Select Balanced Portfolio

Record Date:	12/27/2004	6/24/2004	12/27/2004	6/24/2004	12/27/2004
Payable Date:	12/28/2004	6/25/2004	12/28/2004	6/25/2004	12/28/2004

Dividends Qualifying for the Dividends
Received Deduction for Corporations	74.82%	13.38%	28.48%	—	21.79%

Interest from Federal Obligations	—	1.98%	1.98%	6.09%	6.09%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determmine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

42

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Smith Barney Allocation Series Inc.

Directors	Investment Manager
H. John Ellis	Travelers Investment Adviser, Inc.
R. Jay Gerken, CFA
Chairman	Custodian
Armon E. Kamesar	State Street Bank and Trust Company
Stephen E. Kaufman
John J. Murphy	Transfer Agent
Citigroup Trust Bank, fsb.
Officers	125 Broad Street, 11th Floor
R. Jay Gerken, CFA	New York, New York 10004
President and
Chief Executive Officer	Sub-Transfer Agent
PFPC Inc.
Andrew B. Shoup	P.O. Boxx 9699
Senior Vice President and	Providence, Rhode Island 02940-9699
Chief Administrative Officer
Smith Barney
Robert J. Brault	Allocation Series Inc.
Chief Financial Officer	125 Broad Street
and Treasurer	10th Floor, MF-2
New York, New York 10004
Steven Bleiberg
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer
and Chief Compliance Officer

Robert I. Frenkel
Secretary and Chief
Legal Officer

Smith Barney Allocation Series Inc.

Select High Growth Portfolio Select Growth Portfolio Select Balanced Portfolio The Funds are separate investment funds of the Smith Barney Allocation Series Inc., a Maryland corporation.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web-site at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC., and information on the oper-a-tion of the Public Reference Room may be obtained by call-ing 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the owners of the Smith Barney Allocation Series Inc.: Select High Growth, Select Growth and Select Balanced Portfolios.	©2005 Citigroup Global Markets Inc. Member NASD, SIPC FD01436 3/05 05-8043

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Armon E. Kamesar, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Kamesar as the Audit Committee’s financial expert. Mr. Kamesar is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	Principal Accountant Fees and Services

(a) Audit Fees for the Smith Barney Allocation Series Inc. were $119,200 and $112,000 for the years ended 1/31/05 and 1/31/04.

(b) Audit-Related Fees for the Smith Barney Allocation Series Inc. were $0 and $0 for the years ended 1/31/05 and 1/31/04.

(c) Tax Fees for Smith Barney Allocation Series Inc. of $23,200 and $18,800 for the years ended 1/31/05 and 1/31/04. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Allocation Series Inc.

(d) All Other Fees for Smith Barney Allocation Series Inc. of $0 and $0 for the years ended 1/31/05 and 1/31/04.

(e) (1) Audit Committee’s pre–approval policies and procedures described in paragraph(c)(7) of Rule 2-01 of Regulation S-X.

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Smith Barney Allocation Series Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 1/31/05 and 1/31/04; Tax Fees were 100% and 100% for the years ended 1/31/05 and 1/31/04; and Other Fees were 100% and 100% for the years ended 1/31/05 and 1/31/04.

(f) N/A

(g) Non-audit fees billed by the Accountant for services rendered to The Smith Barney Allocation Series Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to The Smith Barney Allocation Series Inc.. Fees billed to and paid by Citigroup Global Markets, Inc. related to the transfer agent matter as fully described in the notes to the financial statements titled “additional information” were $75,000 and $0 for the years ended 1/31/05 and 1/31/04.

(h) Yes. The Smith Barney Allocation Series Inc.‘s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant’s independence. All services provided by the Accountant to the Smith Barney Allocation Series Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Allocation Series Inc.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Allocation Series Inc.

Date: April 8, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Smith Barney Allocation Series Inc.

Date: April 8, 2005

By:	/s/ Robert J. Brault (Robert J. Brault) Chief Financial Officer of Smith Barney Allocation Series Inc.

Date: April 8, 2005